AMERICAN FORERUNNER SERIES®
Standard Class , B Plus Class, C Class, L Class, P Class
issued by
NEW ENGLAND LIFE INSURANCE COMPANY
and
NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

Updating Summary Prospectus
April 29, 2022
Individual flexible premium variable annuity contracts

The prospectus for the American Forerunner Series® (the “Contract”), an individual flexible premium variable annuity contract issued by New England Life Insurance Company (“NELICO”, the “Company”, or “we” or “us”), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF1. You can also obtain this information at no cost by calling 1-888-243-1932 or by sending an email request to rcg@brighthousefinancial.com.
When you purchased your Contract, you selected one of five Contract Classes: Standard Class, B Plus Class , C Class, L Class, or P Class. The Contract Classes have different Withdrawal Charges and Asset-Based Insurance Charges. If you selected the B Plus Class, we added a bonus amount to each purchase payment received in the first Contract Year . Expenses for a B Plus Class Contract may be higher than for another Contract Class or another variable annuity contract without bonuses. The amount of bonuses under a B Plus Class Contract may be more than offset by the higher fees and charges associated with the bonus.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Glossary
Class .    A class of the Contract, either Standard Class, B Plus Class, C Class, L Class, or P Class. The Contract Classes have different Withdrawal Charges and Asset-Based Insurance Charges.
Contract Year.    A twelve-month period beginning with the date shown on your Contract and with each anniversary thereafter.
Eligible Fund.    A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which a subaccount invests. May also be referred to as "Portfolio Company.”
Fixed Account.     A part of the Company’s general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.
Total Guaranteed Withdrawal Amount. While a Lifetime Withdrawal Guarantee rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment.
Variable Account.     A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
Changes Affecting the Eligible Funds
Eligible Fund Name Changes. Certain Eligible Funds were subject to a name change. The chart below identifies the former name and new name of the Eligible Fund.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
AQR Global Risk Balanced Portfolio PanAgora Global Diversified Risk Portfolio II	PanAgora Global Diversified Risk Portfolio II PanAgora Global Diversified Risk Portfolio
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio
Portfolio Merger. A certain Eligible Fund was merged with and into another Eligible Fund.
•	Prior to the opening of business on May 2, 2022, the PanAgora Global Diversified Risk Portfolio of Brighthouse Funds Trust I merged with and into the PanAgora Global Diversified Risk Portfolio II (formerly AQR Global Risk Balanced Portfolio) of Brighthouse Funds Trust I. Additionally, the PanAgora Global Diversified Risk Portfolio II was renamed the PanAgora Global Diversified Risk Portfolio.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals	Your Contract may be subject to Withdrawal Charges depending on the Class of Contract that you own.
• Standard Class : If you withdraw money during the first 7 years following a purchase payment, you may be assessed a Withdrawal Charge of up to 7% of the purchase payment withdrawn, declining to 0% over that time period.
• B Plus Class: If you withdraw money during the first 9 years following a purchase payment, you may be assessed a Withdrawal Charge of up to 9% of the purchase payment withdrawn, declining to 0% over that time period.
• L Class: If you withdraw money during the first 3 years following a purchase payment, you may be assessed a Withdrawal Charge of up to 7% of the purchase payment withdrawn, declining to 0% over that time period.
• P Class : If you withdraw money during the first 9 years following a purchase payment, you may be assessed a Withdrawal Charge of up to 8% of the purchase payment withdrawn, declining to 0% over that time period.
• C Class: No Withdrawal Charges.
For example, if you make a $100,000 investment and take an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 for a Standard Class Contract, $9,000 for a B Plus Class Contract, $7,000 for an L Class Contract, or $8,000 for a P Class Contract. No Withdrawal Charges would apply to a C Class Contract.	Fee Table and Examples Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions – Withdrawal Charge
Transaction Charges	In addition to Withdrawal Charges (if any), you also may be charged for the following transactions: transfers of cash value between investment options, which include the Eligible Funds and the Fixed Account.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.	Fee Table and Examples The Contracts – Transfer Privilege

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions Appendix A: Eligible Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Class)[1]	1.17%	1.62%
	Investment options (Portfolio Company fees and expenses)[2]	0.52%	1.21%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3]	1.50% [4]
1 As a percentage of average daily net assets in the subaccounts. The charge shown also includes the annual Contract Administrative Fee.
[2] As a percentage of fund assets before temporary expense reimbursements and/or fee waivers, plus any applicable Platform Charge.
[3] As a percentage of average daily net assets in the subaccounts. This charge is the current charge for the least expensive optional benefit.
[4] As a percentage of the Total Guaranteed Withdrawal Amount, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
	Lowest Annual Cost $1,644	Highest Annual Cost $5,940
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract Classes and Portfolio Company fees and expenses
• No optional benefits
• No bonuses
• No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract Classes, optional benefits and Portfolio Company fees and expenses
• No bonuses
• No additional Purchase Payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	• This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Unless you own a C Class Contract, if you take an early withdrawal, Withdrawal Charges may apply that will reduce the value of your Contract.
	• The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
• Each investment option, including the Fixed Account, has its own unique risks.
	• You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Variable Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about NELICO, including our financial strength ratings, is available by contacting us at (888) 243-1968.	Principal Risks of Investing in the Contract
Restrictions
Investments	• Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
• Special rules may limit the amount that may be transferred from the Fixed Account during a Contract Year .
• We may limit or prohibit subsequent purchase payments.
• We reserve the right to limit transfers in circumstances of frequent or large transfers.
	• We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.	The Variable Account The Contracts The Fixed Account
Optional Benefits	• Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• Certain optional benefits could limit subsequent purchase payments.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
	• For B Plus Contracts, bonus amounts may not be included in the calculation of an optional benefit, as well as the standard death benefit.	Benefits Available Under the Contract Appendix B: Eligible Funds Available Under the Benefits Offered Under the Contract

	Taxes	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.	Federal Income Tax Considerations
Conflicts of Interest
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	Distribution of the Contracts
Exchanges	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	Replacement of Contracts

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APPENDIX A
Eligible Funds Available Under the Contract
The following is a list of Eligible Funds under the Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF1. You can also request this information at no cost by calling 1-888-243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you chose, you may not be able to invest in certain Eligible Funds.  See Appendix B: Eligible Funds Available Under the Benefits Offered Under the Contract.
The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges (also referred to as an additional Mortality and Expense Risk Charge in your Contract). Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.90%	0.25%	1.15%	6.74%	15.45%	12.51%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.60%	0.25%	0.85%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.54%	0.25%	0.79%	24.10%	16.39%	15.42%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.45%	0.25%	0.70%	-0.31%	4.25%	3.27%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	None	0.88%	9.28%	7.67%	7.07%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.97%	None	0.97%	12.14%	11.61%	10.22%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	1.01%	None	1.01%	15.91%	13.89%	12.35%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.94%	None	0.94%	9.64%	9.44%	8.33%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	None	0.93%	9.79%	7.76%	6.81%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.97%	None	0.97%	18.13%	14.64%	12.88%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.89%	None	0.89%	7.54%	10.39%	9.22%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	None	0.72%	0.28%	1.75%	1.78%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.78%	None	0.78%	24.03%	17.85%	16.04%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.87%	None	0.87%	34.42%	10.02%	9.01%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	1.01%	None	1.01%	8.44%	7.08%	8.73%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	None	0.91%	8.52%	7.18%	8.83%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.92%	None	0.92%	9.69%	7.47%	—
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	None	0.82%	15.47%	18.14%	14.17%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.05%	None	1.05%	6.93%	18.91%	16.63%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.97%	None	0.97%	9.64%	9.27%	—
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	None	1.02%	14.26%	14.24%	11.33%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.81%	None	0.81%	18.27%	16.29%	15.70%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.71%	None	0.71%	18.46%	16.41%	15.82%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC	0.64%	None	0.64%	9.72%	8.82%	—
Seeks capital appreciation.	MFS ® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	None	0.89%	11.71%	12.29%	8.45%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.87%	None	0.87%	-10.78%	37.29%	20.60%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	1.09%	None	1.09%	6.39%	8.60%	—

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	None	0.78%	5.42%	5.15%	2.91%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.72%	None	0.72%	-1.39%	3.89%	3.32%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited	0.92%	None	0.92%	11.42%	7.43%	—
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.76%	None	0.76%	13.38%	10.04%	8.47%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	None	0.79%	17.60%	11.73%	10.03%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	None	0.95%	14.98%	17.90%	16.28%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	None	0.84%	31.80%	12.47%	11.98%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.69%	None	0.69%	-1.97%	3.07%	2.29%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.96%	None	0.96%	-0.99%	13.08%	9.70%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.86%	None	0.86%	-0.91%	13.18%	9.81%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	None	0.62%	-0.69%	4.00%	3.60%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.87%	None	0.87%	20.88%	25.13%	18.34%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.77%	None	0.77%	21.02%	25.26%	18.46%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	None	0.61%	-0.45%	0.76%	0.39%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.85%	None	0.85%	3.69%	5.73%	5.03%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.85%	None	0.85%	7.42%	7.84%	7.10%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.88%	None	0.88%	10.90%	10.18%	9.20%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.92%	None	0.92%	14.71%	12.62%	11.26%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.00%	None	1.00%	26.59%	10.04%	10.72%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.90%	None	0.90%	26.71%	10.15%	10.83%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.76%	None	0.76%	13.73%	12.56%	11.36%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.85%	None	0.85%	24.11%	16.33%	14.46%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.75%	None	0.75%	24.23%	16.44%	14.58%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	None	0.95%	14.38%	18.60%	15.20%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.78%	None	0.78%	16.91%	27.14%	20.21%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.68%	None	0.68%	17.00%	27.26%	20.32%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.12%	None	1.12%	21.64%	11.67%	12.94%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	None	1.02%	21.77%	11.78%	13.06%
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	None	1.11%	9.74%	18.78%	15.50%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.52%	None	0.52%	-2.22%	3.05%	2.38%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.54%	None	0.54%	24.07%	12.52%	13.64%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.63%	None	0.63%	10.48%	9.11%	7.56%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.55%	None	0.55%	14.23%	11.66%	12.92%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.51%	None	0.51%	28.04%	17.89%	15.97%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.84%	None	0.84%	13.93%	9.61%	9.41%
Seeks capital appreciation.	MFS ® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	None	0.82%	25.30%	12.22%	13.42%
Seeks capital appreciation.	MFS ® Value Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.72%	None	0.72%	25.40%	12.34%	13.53%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.03%	None	1.03%	18.12%	15.42%	13.92%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.93%	None	0.93%	18.21%	15.54%	14.04%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	None	0.82%	19.95%	23.08%	18.97%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.74%	None	0.74%	11.36%	15.95%	15.61%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.79%	None	0.79%	2.61%	5.30%	4.96%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2021)
					1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.69%	None	0.69%	2.68%	5.39%	5.06%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.73%	None	0.73%	-1.77%	2.22%	1.71%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class E† Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.63%	None	0.63%	-1.60%	2.33%	1.82%
§	We reserve the right to impose a Platform Charge on any Fund option that we add in the future, not to exceed an annual rate of 0.25%.
#	Certain Eligible Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.
*	This Eligible Fund is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”
‡	This Eligible Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
†	Class E shares of this portfolio are offered only for Contracts issued prior to May 1, 2004.

APPENDIX B
Eligible FundS Available Under the Benefits Offered Under the Contract
If you have elected an optional benefit under the Contract, your Contract may be subject to investment allocation restrictions, as reflected below. See “THE CONTRACTS – Investment Allocation Restrictions for Certain Riders” in the prospectus for more details. If your optional benefit is not included below, your Contract is not currently subject to any investment allocation restrictions.
Guaranteed Minimum Income Benefit Plus I or Lifetime Withdrawal Guarantee I
If you choose GMIB Plus I or LWG I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the following investment options:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
Western Asset Management Government Income Portfolio

Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, the Enhanced Death Benefit
If you elect GMIB Plus II, the LWG II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions. You must allocate according to either (A) or (B) below:
(A) You must allocate 100% of your purchase payments or Contract Value to the Fixed Account, and:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio[1]
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio[1]
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio[1]

(B) You must allocate at least 30% of purchase payments or Contract Value to Platform I Eligible Funds and/or to the Fixed Account; up to 70% of purchase payments or Contract Value to Platform 2 Eligible Funds; up to 15% of purchase payments or Contract Value to Platform 3 Eligible Funds; and up to 15% of purchase payments or Contract Value to Platform 4 Eligible Funds.
For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 Eligible Funds and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 Eligible Funds (the percentages for Platforms 3 and 4 are the same as those listed above).

Platform 1	Platform 2
A minimum of 30% of Purchase Payments or Account Value	A maximum of 70% of Purchase Payments or Account Value
American Funds The Bond Fund of America	AB Global Dynamic Allocation Portfolio
BlackRock Bond Income Portfolio	American Funds Growth Fund
BlackRock Ultra-Short Term Bond Portfolio	American Funds Growth-Income Fund
Brighthouse/Franklin Low Duration Total Return Portfolio	Baillie Gifford International Stock Portfolio
MetLife Aggregate Bond Index Portfolio	BlackRock Capital Appreciation Portfolio
PIMCO Inflation Protected Bond Portfolio	BlackRock Global Tactical Strategies Portfolio
PIMCO Total Return Portfolio	Brighthouse Asset Allocation 100 Portfolio
Western Asset Management Government Income Portfolio	Brighthouse Balanced Plus Portfolio
Western Asset Management U.S. Government Portfolio	Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Global Equity Portfolio
Jennison Growth Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS ® Research International Portfolio
MFS ® Total Return Portfolio
MFS ® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
T. Rowe Price Large Cap Growth Portfolio

Platform 3	Platform 4
A maximum of 15% of Purchase Payments or Account Value	A maximum of 15% of Purchase Payments or Account Value
Brighthouse/Artisan Mid Cap Value Portfolio	American Funds Global Small Capitalization Fund
Frontier Mid Cap Growth Portfolio	CBRE Global Real Estate Portfolio
MetLife Mid Cap Stock Index Portfolio	Invesco Small Cap Growth Portfolio
Morgan Stanley Discovery Portfolio	Loomis Sayles Small Cap Core Portfolio
T. Rowe Price Mid Cap Growth Portfolio	Loomis Sayles Small Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio	MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
1	Only available for Contracts issued based on applications and necessary information received in Good Order before the close of the New York Stock Exchange on May 1, 2009.

Guaranteed Minimum Accumulation Benefit
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to the following Eligible Funds:
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at 1-888-243-1932, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF1.
Reports and other information about NELICO are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000013333